Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 60.6%
	Shares	Value ($)
International 15.7%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	57,108,461	862,337,760
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	46,686,865	612,064,796
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	22,559,936	319,448,689
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	32,854,758	325,919,199
Total		2,119,770,444
U.S. Large Cap 36.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	8,445,877	317,227,155
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	9,555,953	755,493,682
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	13,582,605	471,044,734
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	46,186,937	761,160,714
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	14,132,764	488,710,973
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	7,822,086	431,075,185
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	12,890,685	449,884,902
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,950,853	446,800,836
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	14,284,062	450,233,640
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	12,784,577	416,905,044
Total		4,988,536,865
U.S. Mid Cap 2.9%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,932,896	97,108,704
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	3,022,642	98,296,327
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,478,298	99,131,926
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,158,222	98,458,060
Total		392,995,017
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 5.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	4,937,106	99,038,350
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,886,961	102,032,734
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	6,202,602	239,668,551
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,942,482	246,666,365
Total		687,406,000
Total Equity Funds (Cost $5,104,961,383)		8,188,708,326

Exchange-Traded Equity Funds 3.0%

International Mid Large Cap 1.7%
iShares MSCI EAFE ETF	3,000,000	234,030,000
U.S. Large Cap 1.3%
SPDR S&P 500 ETF Trust	413,300	177,363,562
Total Exchange-Traded Equity Funds (Cost $308,508,294)		411,393,562

Exchange-Traded Fixed Income Funds 5.9%

Investment Grade 5.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,513,500	467,400,905
Vanguard Intermediate-Term Corporate Bond ETF	3,495,000	329,962,950
Total		797,363,855
Total Exchange-Traded Fixed Income Funds (Cost $776,795,579)		797,363,855

Fixed Income Funds 10.9%

Investment Grade 10.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	18,818,139	194,767,745
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	9,822,695	97,342,904
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	17,918,161	196,920,590
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,198,379	96,490,994
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	17,477,999	196,452,708
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	22,744,758	244,506,147
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	40,159,620	447,378,165
Total		1,473,859,253
Total Fixed Income Funds (Cost $1,446,985,913)		1,473,859,253

Residential Mortgage-Backed Securities - Agency 14.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2036	2.500%	466,200,000	485,576,438
10/19/2036- 10/14/2051	3.000%	916,721,000	961,287,090
10/14/2051	3.500%	475,000,000	502,562,987
Total Residential Mortgage-Backed Securities - Agency (Cost $1,953,429,469)			1,949,426,515
Options Purchased Puts 2.0%
Value ($)
(Cost $283,567,787)	263,445,250

Money Market Funds 16.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(a),(d)	2,237,647,763	2,237,423,998
Total Money Market Funds (Cost $2,237,278,894)		2,237,423,998
Total Investments in Securities (Cost: $12,111,527,319)		15,321,620,759
Other Assets & Liabilities, Net		(1,796,130,780)
Net Assets		13,525,489,979

At September 30, 2021, securities and/or cash totaling $181,835,961 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	1,358	12/2021	USD	98,237,720	—	(2,147,949)
British Pound	1,788	12/2021	USD	150,583,125	—	(3,511,654)
Euro FX	1,242	12/2021	USD	180,090,000	—	(4,171,505)
EURO STOXX 50 Index	4,369	12/2021	EUR	176,857,120	—	(5,604,927)
FTSE 100 Index	555	12/2021	GBP	39,257,925	776,694	—
Japanese Yen	2,429	12/2021	USD	272,685,613	—	(2,823,591)
New Zealand Dollar	200	12/2021	USD	13,809,000	—	(376,740)
OMXS30 Index	1,876	10/2021	SEK	422,709,700	—	(1,654,070)
Russell 2000 Index E-mini	269	12/2021	USD	29,600,760	—	(597,175)
S&P 500 Index E-mini	8,851	12/2021	USD	1,901,969,263	—	(93,447,056)
SPI 200 Index	347	12/2021	AUD	63,266,775	—	(348,667)
Swiss Franc	10	12/2021	USD	1,342,750	—	(20,162)
TOPIX Index	903	12/2021	JPY	18,335,415,000	—	(997,084)
U.S. Long Bond	1,435	12/2021	USD	228,478,906	—	(4,991,298)
U.S. Treasury 10-Year Note	1,573	12/2021	USD	207,021,547	—	(2,362,064)
U.S. Treasury 2-Year Note	934	12/2021	USD	205,531,079	—	(142,596)
U.S. Treasury 5-Year Note	2,116	12/2021	USD	259,722,470	—	(1,499,926)
U.S. Ultra Treasury Bond	759	12/2021	USD	145,016,438	—	(5,395,675)
Total					776,694	(130,092,139)

2	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2021 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(110)	12/2021	USD	(8,688,900)	—	(6,662)
Hang Seng Index	(183)	10/2021	HKD	(224,394,600)	—	(512,797)
MSCI Singapore Index	(264)	10/2021	SGD	(9,332,400)	117,228	—
S&P/TSX 60 Index	(335)	12/2021	CAD	(80,138,700)	1,983,783	—
Total					2,101,011	(519,459)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,955,623,160	4,540	3,400.00	12/16/2022	87,985,448	72,980,500
S&P 500 Index	JPMorgan	USD	1,593,789,800	3,700	3,500.00	12/16/2022	58,600,777	67,081,000
S&P 500 Index	JPMorgan	USD	1,679,940,600	3,900	3,300.00	12/16/2022	66,077,026	55,633,500
S&P 500 Index	JPMorgan	USD	990,734,200	2,300	3,600.00	12/16/2022	36,848,422	46,770,500
S&P 500 Index	JPMorgan	USD	710,744,100	1,650	3,200.00	12/16/2022	34,056,114	20,979,750
Total							283,567,787	263,445,250

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.529	USD	150,000,000	108,814	—	—	108,814	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	1,916,223,592	2,771,692,816	(2,450,512,875)	20,465	2,237,423,998	—	(20,465)	1,147,847	2,237,647,763
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	303,650,420	198,778	(12,746,429)	26,124,386	317,227,155	—	18,318,656	—	8,445,877
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,107,726,311	—	(259,428,825)	(92,803,804)	755,493,682	—	242,095,729	—	9,555,953
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	275,798,928	—	(167,648,217)	(108,150,711)	—	—	114,839,086	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	234,025,179	32,771,466	(47,311,156)	(24,717,744)	194,767,745	13,940,452	10,159,045	6,428,878	18,818,139
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	363,085,688	57,583,639	(20,071,310)	70,446,717	471,044,734	—	4,062,830	—	13,582,605
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	68,100,159	30,853,701	(183,724)	(1,427,232)	97,342,904	—	(7,591)	1,562,537	9,822,695
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	129,021,902	93,141,149	(6,229,468)	(19,012,993)	196,920,590	9,464,769	4,408,779	4,103,876	17,918,161
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	105,418,743	375,152	(8,918,822)	233,631	97,108,704	—	11,377,615	—	1,932,896
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	544,202,030	285,019,026	(3,627,872)	36,744,576	862,337,760	16,937,034	11,508,138	10,518,756	57,108,461
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	311,078,779	392,549,325	(23,891,836)	81,424,446	761,160,714	—	1,173,217	—	46,186,937
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	289,603,280	191,165,564	(49,720,914)	57,663,043	488,710,973	—	5,448,614	—	14,132,764
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	106,902,559	4,136	(16,983,257)	8,372,889	98,296,327	—	8,164,886	—	3,022,642
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	90,739,070	746,677	(10,666,816)	18,219,419	99,038,350	—	3,481,779	661,273	4,937,106
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	98,086,081	26,405,065	(6,037,954)	(16,420,458)	102,032,734	16,861,989	10,313,894	—	3,886,961
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	67,678,019	32,102,742	(61,132)	(3,228,635)	96,490,994	1,523,907	146,587	1,963,809	9,198,379
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	163,534,496	41,261,733	(1,160,399)	(7,183,122)	196,452,708	4,115,906	(24,103)	4,504,576	17,477,999
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	321,456,185	29,384,223	(303,764,739)	(47,075,669)	—	20,673,988	52,393,950	8,710,234	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	329,106,610	58,332,423	(36,603)	43,672,755	431,075,185	—	429	—	7,822,086
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	278,885,096	—	(101,561,951)	(177,323,145)	—	—	194,404,298	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	217,421,906	207,164,072	(30,388,503)	55,687,427	449,884,902	—	3,893,576	—	12,890,685
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	341,198,444	121,330,226	(29,116,427)	13,388,593	446,800,836	—	2,342,872	—	6,950,853
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	262,663,991	174,315,851	(47,129,539)	60,383,337	450,233,640	—	5,754,236	—	14,284,062
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	247,390,833	28,716,605	(15,011,511)	(16,589,780)	244,506,147	10,665,255	2,686,905	3,378,161	22,744,758
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	153,354,325	—	(49,527,025)	(4,695,374)	99,131,926	—	31,610,888	—	2,478,298
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	24,294,678	—	(23,959,165)	(335,513)	—	—	288,628	—	—
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	155,928,237	392,373	(31,107,965)	(26,754,585)	98,458,060	—	38,673,554	—	2,158,222
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	399,965,749	71,580,424	(3,200,288)	(20,967,720)	447,378,165	10,734,143	2,976,691	6,022,501	40,159,620
4	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	427,768,413	8,005,341	(42,023,881)	23,155,171	416,905,044	—	37,990,799	—	12,784,577
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	787,762,864	164,280,930	(379,405,945)	39,426,947	612,064,796	—	16,586,870	15,454,606	46,686,865
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	279,608,758	36,264,548	(1,978,396)	5,553,779	319,448,689	14,405,107	14,474,097	198,822	22,559,936
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	280,897,012	109,172,582	(83,841,984)	19,691,589	325,919,199	—	(7,766,287)	5,324,228	32,854,758
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	235,039,270	20,625,113	(34,358,143)	18,362,311	239,668,551	—	6,392,000	—	6,202,602
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	195,616,323	42,705,068	(24,406,593)	32,751,567	246,666,365	—	3,847,236	—	6,942,482
Total	11,113,233,930			44,636,563	11,899,991,577	119,322,550	851,997,438	69,980,104

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7047_12_L01_(11/21)